Financial Instruments - Disclosure of Accounts Receivables from Contract with Customers (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current assets
Accounts receivable from contracts with customers	R$ 228,583	R$ 101,673
Loss allowance	(632)	(150)
Non-current assets
Accounts receivable from contracts with customers	15,901	16,638
Receivables from contracts with customers	243,852	R$ 118,161
Gross receivable	106,251
Loss allowance assumed as a result of business combination	491
Compass business combination [Member]
Non-current assets
Adjustments for decrease (increase) in trade accounts receivable	R$ 105,761